Note 5 - Fair Value Measurements (Details Textual) $ in Thousands	Sep. 30, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 USD ($)
Goodwill	$ 0	$ 0	$ 0	$ 3,058
Measurement Input, Discount Rate [Member]
Indefinite Lived Intangible Assets, Measurement Input				0.20
Measurement Input, Tax Rate [Member]
Indefinite Lived Intangible Assets, Measurement Input				0.30